Borrowings - Summary of Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%
Less: Current portion	₩ (3,904,752)		₩ (3,058,564)
Borrowings	10,520,690		10,218,165
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,543,181
Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 07, 2034
Annual interest rates	6.50%	6.50%
Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 18, 2026
Annual interest rates	2.50%	2.50%
Gross carrying amount [member] | July 19, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 19, 2024
Gross carrying amount [member] | Sept. 1, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 01, 2025
Annual interest rates	1.00%	1.00%
Gross carrying amount [member] | Nov 01, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 01, 2024
Gross carrying amount [member] | Jan, 21, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 21, 2027
Annual interest rates	1.375%	1.375%
Gross carrying amount [member] | Aug. 08. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 08, 2025
Annual interest rates	4.00%	4.00%
Gross carrying amount [member] | Feb. 02. 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 02. 2028
Annual interest rates	4.125%	4.125%
Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2031
Annual interest rates	4.27%	4.27%
Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 10, 2033
Annual interest rates	3.17%	3.17%
Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 26, 2024
Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 26, 2034
Annual interest rates	3.695%	3.695%
Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 02, 2024
Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 02, 2034
Annual interest rates	3.546%	3.546%
Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2025
Annual interest rates	2.454%	2.454%
Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 29, 2035
Annual interest rates	2.706%	2.706%
Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2026
Annual interest rates	2.203%	2.203%
Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 28, 2036
Annual interest rates	2.351%	2.351%
Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2028
Annual interest rates	2.947%	2.947%
Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 30, 2038
Annual interest rates	2.931%	2.931%
Gross carrying amount [member] | Jan. 15. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2024
Gross carrying amount [member] | Jan. 15. 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 15, 2029
Annual interest rates	2.16%	2.16%
Gross carrying amount [member] | Jan. 14. 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 14, 2039
Annual interest rates	2.213%	2.213%
Gross carrying amount [member] | Oct, 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2024
Gross carrying amount [member] | Oct, 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2029
Annual interest rates	1.622%	1.622%
Gross carrying amount [member] | Oct, 11, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 11, 2039
Annual interest rates	1.674%	1.674%
Gross carrying amount [member] | June 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 17, 2025
Annual interest rates	1.434%	1.434%
Gross carrying amount [member] | June 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 17, 2030
Annual interest rates	1.608%	1.608%
Gross carrying amount [member] | June 15, 2040 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 15, 2040
Annual interest rates	1.713%	1.713%
Gross carrying amount [member] | Jan, 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 26, 2024
Gross carrying amount [member] | Jan, 27, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 27, 2026
Annual interest rates	1.452%	1.452%
Gross carrying amount [member] | Jan, 27, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 27, 2031
Annual interest rates	1.849%	1.849%
Gross carrying amount [member] | Jan, 25, 2041 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 25, 2041
Annual interest rates	1.976%	1.976%
Gross carrying amount [member] | Jun. 10. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 10, 2024
Gross carrying amount [member] | Jun. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 10, 2026
Annual interest rates	1.806%	1.806%
Gross carrying amount [member] | Jun. 10. 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 10, 2031
Annual interest rates	2.168%	2.168%
Gross carrying amount [member] | Jan. 27. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 27, 2025
Annual interest rates	2.596%	2.596%
Gross carrying amount [member] | Jan. 27. 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 27, 2027
Annual interest rates	2.637%	2.637%
Gross carrying amount [member] | Jan. 27. 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 27, 2032
Annual interest rates	2.741%	2.741%
Gross carrying amount [member] | Jun. 27. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 27, 2025
Annual interest rates	4.191%	4.191%
Gross carrying amount [member] | Jun. 29. 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 29, 2027
Annual interest rates	4.188%	4.188%
Gross carrying amount [member] | Jan. 10. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 10, 2025
Annual interest rates	3.847%	3.847%
Gross carrying amount [member] | Jan. 12. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 12, 2026
Annual interest rates	3.869%	3.869%
Gross carrying amount [member] | Jan. 12. 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 12, 2028
Annual interest rates	3.971%	3.971%
Gross carrying amount [member] | Jul. 11. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 11, 2025
Annual interest rates	4.028%	4.028%
Gross carrying amount [member] | Jul. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 10, 2026
Annual interest rates	4.146%	4.146%
Gross carrying amount [member] | Jul. 12. 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 12, 2028
Annual interest rates	4.221%	4.221%
Gross carrying amount [member] | Feb. 27, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 27, 2026
Annual interest rates	3.552%	3.552%
Gross carrying amount [member] | Feb. 26, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 26, 2027
Annual interest rates	3.608%	3.608%
Gross carrying amount [member] | Feb. 27, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 27, 2029
Annual interest rates	3.548%	3.548%
Gross carrying amount [member] | Dec. 02, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 02, 2027
Annual interest rates	2.899%	2.899%
Gross carrying amount [member] | Dec. 02, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 02, 2029
Annual interest rates	2.918%	2.918%
Gross carrying amount [member] | Dec. 02, 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 02, 2034
Annual interest rates	3.057%	3.057%
Gross carrying amount [member] | Jul. 02. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 02, 2024
Annual interest rates	0.00%	0.00%
Gross carrying amount [member] | Jul. 02. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 02, 2026
Annual interest rates	2.224%	2.224%
Gross carrying amount [member] | Jun. 12, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 12, 2027
Annual interest rates	3.691%	3.691%
Gross carrying amount [member] | Jun. 12, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 12, 2029
Annual interest rates	3.783%	3.783%
Gross carrying amount [member] | Mar. 08. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 08, 2024
Gross carrying amount [member] | Mar. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 10, 2026
Annual interest rates	1.756%	1.756%
Gross carrying amount [member] | Apr. 08. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 08, 2024
Gross carrying amount [member] | May 14. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May. 14, 2024
Gross carrying amount [member] | Aug. 30. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 30, 2024
Gross carrying amount [member] | Aug. 28. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 28, 2026
Annual interest rates	1.982%	1.982%
Gross carrying amount [member] | Nov. 11. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 11, 2024
Gross carrying amount [member] | Jan. 23. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 23, 2025
Annual interest rates	2.511%	2.511%
Gross carrying amount [member] | Feb. 29. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 29, 2024
Gross carrying amount [member] | Sep. 02. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 02, 2024
Gross carrying amount [member] | Feb. 28. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 28, 2025
Annual interest rates	2.88%	2.88%
Gross carrying amount [member] | Mar. 25. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 25, 2025
Annual interest rates description	5Y CMS+0.404
Annual interest rates adjustment rate	0.404%	0.404%
Gross carrying amount [member] | Mar. 25. 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 25, 2032
Annual interest rates description	10Y CMS+0.965
Annual interest rates adjustment rate	0.965%	0.965%
Gross carrying amount [member] | Jan. 27. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 27, 2025
Annual interest rates	4.421%	4.421%
Gross carrying amount [member] | Aug. 09. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 09, 2024
Gross carrying amount [member] | Aug. 11. 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 11, 2027
Annual interest rates	4.505%	4.505%
Gross carrying amount [member] | Jun.14. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 14, 2024
Gross carrying amount [member] | Dec. 13. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 13, 2024
Gross carrying amount [member] | Dec. 12. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 12, 2025
Annual interest rates	5.769%	5.769%
Gross carrying amount [member] | Jun. 21. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 21, 2024
Gross carrying amount [member] | Dec. 20. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 20, 2024
Gross carrying amount [member] | Jun. 20. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 20, 2025
Annual interest rates	5.594%	5.594%
Gross carrying amount [member] | Dec. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2025
Annual interest rates	5.615%	5.615%
Gross carrying amount [member] | Jan. 26. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 26, 2024
Gross carrying amount [member] | Apr. 26. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 26, 2024
Gross carrying amount [member] | Feb. 20. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 20, 2026
Annual interest rates	4.059%	4.059%
Gross carrying amount [member] | Feb. 22. 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 22, 2028
Annual interest rates	4.311%	4.311%
Gross carrying amount [member] | Apr. 12. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 12, 2024
Gross carrying amount [member] | Oct. 24. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 24, 2024
Gross carrying amount [member] | Apr. 14. 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 14, 2028
Annual interest rates	4.22%	4.22%
Gross carrying amount [member] | May. 09. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May. 09, 2025
Annual interest rates	3.87%	3.87%
Gross carrying amount [member] | Nov. 09. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 09, 2026
Annual interest rates	3.932%	3.932%
Gross carrying amount [member] | May. 07. 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May. 07, 2027
Annual interest rates	3.972%	3.972%
Gross carrying amount [member] | Nov. 22. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 22, 2024
Gross carrying amount [member] | Apr. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 22, 2025
Annual interest rates	4.31%	4.31%
Gross carrying amount [member] | May. 21. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May. 21, 2025
Annual interest rates	4.332%	4.332%
Gross carrying amount [member] | May. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May. 22, 2025
Annual interest rates	4.332%	4.332%
Gross carrying amount [member] | Dec. 20. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 20, 2024
Gross carrying amount [member] | Jan. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 22, 2025
Annual interest rates	3.864%	3.864%
Gross carrying amount [member] | Feb. 21. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 21, 2025
Annual interest rates	3.864%	3.864%
Gross carrying amount [member] | Dec. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 22, 2025
Annual interest rates	3.858%	3.858%
Gross carrying amount [member] | Jun. 05, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 05, 2025
Annual interest rates	3.687%	3.687%
Gross carrying amount [member] | Aug. 06, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 06, 2025
Annual interest rates	3.703%	3.703%
Gross carrying amount [member] | Oct. 02, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 02, 2025
Annual interest rates	3.724%	3.724%
Gross carrying amount [member] | Apr. 4, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 4, 2025
Annual interest rates	3.671%	3.671%
Gross carrying amount [member] | Jun. 12, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 12, 2026
Annual interest rates	3.688%	3.688%
Gross carrying amount [member] | Jun.11, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 11, 2027
Annual interest rates	3.33%	3.33%
Gross carrying amount [member] | Aug. 12, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Aug. 12, 2027
Annual interest rates	3.329%	3.329%
Gross carrying amount [member] | Mar.6, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 6, 2026
Annual interest rates	3.514%	3.514%
Gross carrying amount [member] | Mar. 9, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Mar. 9, 2026
Annual interest rates	3.514%	3.514%
Gross carrying amount [member] | Sep. 9, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 9, 2026
Annual interest rates	3.474%	3.474%
Gross carrying amount [member] | Sep. 23, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 23, 2027
Annual interest rates	3.291%	3.291%
Gross carrying amount [member] | Sep. 24, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Sep. 24, 2027
Annual interest rates	3.291%	3.291%
Gross carrying amount [member] | Oct.22, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Oct. 22, 2027
Annual interest rates	3.292%	3.292%
Gross carrying amount [member] | Nov. 10, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Nov. 10. 2025
Annual interest rates	3.339%	3.339%
Gross carrying amount [member] | Dec. 10, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 10. 2025
Annual interest rates	3.169%	3.169%
Gross carrying amount [member] | Dec. 10, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 10. 2027
Annual interest rates	3.101%	3.101%
Gross carrying amount [member] | Dec. 18. 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 18. 2026
Annual interest rates	3.134%	3.134%
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Less: Current portion	₩ (3,073,474)		(1,924,523)
Discount on bonds	(24,177)		(19,248)
Borrowings	6,056,349		6,503,150
Debentures [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,154,000		8,446,921
Debentures [member] | Gross carrying amount [member] | Sept. 07, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	147,000	$ 100,000	128,940	$ 100,000
Debentures [member] | Gross carrying amount [member] | July 18, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	588,000	400,000	515,760	400,000
Debentures [member] | Gross carrying amount [member] | July 19, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			3,651		¥ 400,000
Debentures [member] | Gross carrying amount [member] | Sept. 1, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	588,000	400,000	515,760	400,000
Debentures [member] | Gross carrying amount [member] | Nov 01, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			451,290	350,000
Debentures [member] | Gross carrying amount [member] | Jan, 21, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	441,000	300,000	386,820	300,000
Debentures [member] | Gross carrying amount [member] | Aug. 08. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	735,000	500,000	644,700	$ 500,000
Debentures [member] | Gross carrying amount [member] | Feb. 02. 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	735,000	$ 500,000
Debentures [member] | Gross carrying amount [member] | Dec. 22, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000		160,000
Debentures [member] | Gross carrying amount [member] | Apr. 10, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000		100,000
Debentures [member] | Gross carrying amount [member] | June 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			110,000
Debentures [member] | Gross carrying amount [member] | June 26, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000		100,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			170,000
Debentures [member] | Gross carrying amount [member] | Sept. 02, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000		100,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	240,000		240,000
Debentures [member] | Gross carrying amount [member] | Jan. 29, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000		50,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000		100,000
Debentures [member] | Gross carrying amount [member] | Jan. 28, 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000		70,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000		170,000
Debentures [member] | Gross carrying amount [member] | Jan. 30, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000		70,000
Debentures [member] | Gross carrying amount [member] | Jan. 15. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			80,000
Debentures [member] | Gross carrying amount [member] | Jan. 15. 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000		110,000
Debentures [member] | Gross carrying amount [member] | Jan. 14. 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	90,000		90,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			100,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000		50,000
Debentures [member] | Gross carrying amount [member] | Oct, 11, 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	110,000		110,000
Debentures [member] | Gross carrying amount [member] | June 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000		70,000
Debentures [member] | Gross carrying amount [member] | June 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000		20,000
Debentures [member] | Gross carrying amount [member] | June 15, 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000		60,000
Debentures [member] | Gross carrying amount [member] | Jan, 26, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			130,000
Debentures [member] | Gross carrying amount [member] | Jan, 27, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	140,000		140,000
Debentures [member] | Gross carrying amount [member] | Jan, 27, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000		50,000
Debentures [member] | Gross carrying amount [member] | Jan, 25, 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000		80,000
Debentures [member] | Gross carrying amount [member] | Jun. 10. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			180,000
Debentures [member] | Gross carrying amount [member] | Jun. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000		80,000
Debentures [member] | Gross carrying amount [member] | Jun. 10. 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000		40,000
Debentures [member] | Gross carrying amount [member] | Jan. 27. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	270,000		270,000
Debentures [member] | Gross carrying amount [member] | Jan. 27. 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000		100,000
Debentures [member] | Gross carrying amount [member] | Jan. 27. 2032 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000		30,000
Debentures [member] | Gross carrying amount [member] | Jun. 27. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	280,000		280,000
Debentures [member] | Gross carrying amount [member] | Jun. 29. 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	120,000		120,000
Debentures [member] | Gross carrying amount [member] | Jan. 10. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000		70,000
Debentures [member] | Gross carrying amount [member] | Jan. 12. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	150,000		150,000
Debentures [member] | Gross carrying amount [member] | Jan. 12. 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000		80,000
Debentures [member] | Gross carrying amount [member] | Jul. 11. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	85,000		85,000
Debentures [member] | Gross carrying amount [member] | Jul. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	160,000		160,000
Debentures [member] | Gross carrying amount [member] | Jul. 12. 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	155,000		155,000
Debentures [member] | Gross carrying amount [member] | Feb. 27, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	120,000
Debentures [member] | Gross carrying amount [member] | Feb. 26, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000
Debentures [member] | Gross carrying amount [member] | Feb. 27, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000
Debentures [member] | Gross carrying amount [member] | Dec. 02, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	130,000
Debentures [member] | Gross carrying amount [member] | Dec. 02, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000
Debentures [member] | Gross carrying amount [member] | Dec. 02, 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	100,000
Debentures [member] | Gross carrying amount [member] | Jul. 02. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			100,000
Debentures [member] | Gross carrying amount [member] | Jul. 02. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000		50,000
Debentures [member] | Gross carrying amount [member] | Jun. 12, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Jun. 12, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Mar. 08. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			70,000
Debentures [member] | Gross carrying amount [member] | Mar. 10. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000		30,000
Debentures [member] | Gross carrying amount [member] | Apr. 08. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			30,000
Debentures [member] | Gross carrying amount [member] | May 14. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			40,000
Debentures [member] | Gross carrying amount [member] | Aug. 30. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			80,000
Debentures [member] | Gross carrying amount [member] | Aug. 28. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000		20,000
Debentures [member] | Gross carrying amount [member] | Nov. 11. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			70,000
Debentures [member] | Gross carrying amount [member] | Jan. 23. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000		40,000
Debentures [member] | Gross carrying amount [member] | Feb. 29. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			50,000
Debentures [member] | Gross carrying amount [member] | Sep. 02. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			20,000
Debentures [member] | Gross carrying amount [member] | Feb. 28. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000		20,000
Debentures [member] | Gross carrying amount [member] | Mar. 25. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000		60,000
Debentures [member] | Gross carrying amount [member] | Mar. 25. 2032 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000		40,000
Debentures [member] | Gross carrying amount [member] | Jan. 27. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000		50,000
Debentures [member] | Gross carrying amount [member] | Aug. 09. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			30,000
Debentures [member] | Gross carrying amount [member] | Aug. 11. 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000		30,000
Debentures [member] | Gross carrying amount [member] | Jun.14. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			20,000
Debentures [member] | Gross carrying amount [member] | Dec. 13. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			20,000
Debentures [member] | Gross carrying amount [member] | Dec. 12. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000		30,000
Debentures [member] | Gross carrying amount [member] | Jun. 21. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			10,000
Debentures [member] | Gross carrying amount [member] | Dec. 20. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			20,000
Debentures [member] | Gross carrying amount [member] | Jun. 20. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000		30,000
Debentures [member] | Gross carrying amount [member] | Dec. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000		10,000
Debentures [member] | Gross carrying amount [member] | Jan. 26. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			40,000
Debentures [member] | Gross carrying amount [member] | Apr. 26. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			10,000
Debentures [member] | Gross carrying amount [member] | Feb. 20. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000		20,000
Debentures [member] | Gross carrying amount [member] | Feb. 22. 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	80,000		80,000
Debentures [member] | Gross carrying amount [member] | Apr. 12. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			10,000
Debentures [member] | Gross carrying amount [member] | Oct. 24. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			30,000
Debentures [member] | Gross carrying amount [member] | Apr. 14. 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000		30,000
Debentures [member] | Gross carrying amount [member] | May. 09. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000		30,000
Debentures [member] | Gross carrying amount [member] | Nov. 09. 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000		10,000
Debentures [member] | Gross carrying amount [member] | May. 07. 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000		30,000
Debentures [member] | Gross carrying amount [member] | Nov. 22. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			20,000
Debentures [member] | Gross carrying amount [member] | Apr. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000		40,000
Debentures [member] | Gross carrying amount [member] | May. 21. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000		10,000
Debentures [member] | Gross carrying amount [member] | May. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000		40,000
Debentures [member] | Gross carrying amount [member] | Dec. 20. 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			30,000
Debentures [member] | Gross carrying amount [member] | Jan. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000		50,000
Debentures [member] | Gross carrying amount [member] | Feb. 21. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000		10,000
Debentures [member] | Gross carrying amount [member] | Dec. 22. 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000		₩ 10,000
Debentures [member] | Gross carrying amount [member] | Jun. 05, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000
Debentures [member] | Gross carrying amount [member] | Aug. 06, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	70,000
Debentures [member] | Gross carrying amount [member] | Oct. 02, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000
Debentures [member] | Gross carrying amount [member] | Apr. 4, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Jun. 12, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Jun.11, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	20,000
Debentures [member] | Gross carrying amount [member] | Aug. 12, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000
Debentures [member] | Gross carrying amount [member] | Mar.6, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,000
Debentures [member] | Gross carrying amount [member] | Mar. 9, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000
Debentures [member] | Gross carrying amount [member] | Sep. 9, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000
Debentures [member] | Gross carrying amount [member] | Sep. 23, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000
Debentures [member] | Gross carrying amount [member] | Sep. 24, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Oct.22, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	40,000
Debentures [member] | Gross carrying amount [member] | Nov. 10, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60,000
Debentures [member] | Gross carrying amount [member] | Dec. 10, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Dec. 10, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,000
Debentures [member] | Gross carrying amount [member] | Dec. 18. 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 70,000